Taxation on Ordinary Activities - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 GBP (£) CorporateGroup	Dec. 31, 2017 USD ($) CorporateGroup	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)
Income Tax Disclosure [Line Items]
– FII GLO receipts						£ 963
Corporation tax rate		19.00%	19.00%	20.00%	20.00%	20.00%	20.00%
Income tax benefit		£ 9,620				£ (15)
Release of deferred tax on unremitted earnings of associates		180
Additional deferred tax charge		(72)		£ 14		27
Tax on adjusting items		454		128		80
Investments in associates and joint ventures		1,577		9,507
Non-controlling interests’ share of the adjusting items net of tax		4		1		3
Events After Reporting Period | Federal Tax Rate
Income Tax Disclosure [Line Items]
Corporation tax rate	21.00%
Reynolds American Inc.
Income Tax Disclosure [Line Items]
Deemed repatriation tax		34
Release of deferred tax on unremitted earnings of associates		£ 180
Share of net gain sale of assets				941		371
Additional deferred tax charge			$ 51	£ 61		22
Deemed gain related to investment					$ 931	£ 601	$ 931
Investments in associates and joint ventures | $							$ 4,700
United Kingdom
Income Tax Disclosure [Line Items]
Corporation tax rate		19.00%	19.00%	20.00%	20.00%	20.00%	20.00%
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup		25	25
Litigation settlement amount ordered by court		£ 1,200
Litigation settlement amount received						£ 1,224
Tax on litigation settlement						£ 261
Tax rate on litigation settlement						45.00%	45.00%
– FII GLO receipts						£ 963
Interest related to FII GLO		£ 25		£ 25		£ 8